Severance Indemnities and Pension Plans (Summary for Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Domestic, Japan | Pension benefits and SIPs
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 24,918	¥ 25,327
Accumulated benefit obligations	24,918	25,327
Fair value of plan assets	7,315	7,223
Foreign offices and subsidiaries | Pension benefits and other benefits
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	81,128	87,876
Accumulated benefit obligations	62,308	67,612
Fair value of plan assets	¥ 12,995	¥ 20,139